Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	€ (11,645,455)	€ (8,477,763)	€ (5,529,332)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange adjustment		32,011
Depreciation expense	42,453	6,140	4,889
Retirement benefit obligation	75,692	58,344	13,231
Share-based compensation	739,884	722,735	497,104
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(554,042)	(407,489)	(450,090)
Other non-current assets	596,943	(427,906)	(295,597)
Accounts payable	(747,079)	877,235	(380,169)
Accounts payable - related party	18,900	126,941	15,020
Accrued expenses	(49,253)	(509,924)	346,344
Accrued expenses - related party	372,371	357,066	(1,227,050)
Other current liabilities	(42,813)	197,156	47,476
Other non-current liabilities	(12,624)	27,218
Net cash used in operating activities	(11,205,023)	(7,418,236)	(6,958,174)
Cash flows from investing activities
Purchase of marketable securities	(14,878,875)
Purchases of fixed assets	(13,791)	(27,070)	(9,009)
Net cash used in investing activities	(14,892,666)	(27,070)	(9,009)
Cash flows from financing activities
Net proceeds from IPO			28,741,559
Proceeds from the exercise of stock options			543
Proceeds from ATM Offering	531
Net cash provided by financing activities	531		28,742,102
Effect of exchange rate changes	(6,278)
Net increase (decrease) in cash and cash equivalents	(26,103,436)	(7,445,306)	21,774,919
Cash and cash equivalents at beginning of period	29,794,856	37,240,162	15,465,243
Cash and cash equivalents at end of period	€ 3,691,420	€ 29,794,856	€ 37,240,162